ENVIRONMENTAL RECLAMATION PROVISION (Tables)	12 Months Ended
Dec. 31, 2021
ENVIRONMENTAL RECLAMATION PROVISION
Environmental reclamation provision balance
	December 31, 2021	December 31, 2020
Balance, beginning of year	$3,383	$2,355
Additions to present value of environmental reclamation provision	-	1,200
Reclamation costs incurred	(250)	(200)
Interest or accretion expense	4	28
Deconsolidation of PC Gold Inc.	(3,137)	-
Balance, end of year	$-	$3,383

Statements of Financial Position Presentation	December 31, 2021	December 31, 2020
Current portion of environmental reclamation provision	$-	$250
Non-current environmental reclamation provision	-	3,133
Total	$-	$3,383